Subsequent event	6 Months Ended
Jun. 30, 2011
Subsequent event [Abstract]
Subsequent event
Note 17: Subsequent event

During July 2011, we acquired substantially all of the assets of PsPrint, LLC for cash of approximately $45 million, which we funded with a draw on our credit facility. PsPrint is a web-to-print solutions company that provides online print marketing and promotional services for small businesses. Its results of operations will be included in our Small Business Services segment. Related transaction costs expensed during the quarter ended June 30, 2011 were not significant.